Revenue Recognition	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition
3. Revenue Recognition
Disaggregation of Revenue

The following table summarizes revenue by region in which our merchants’ headquarters are located:

	Year Ended December 31,
	2023		2022		2021
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States	$182,806	61%	$163,920	63%	$163,681	71%
Europe, the Middle East and Africa (“EMEA”)*	80,547	27	71,443	27	44,850	20
Asia-Pacific (“APAC”)	16,699	6	12,005	5	7,416	3
Americas	17,558	6	13,879	5	13,194	6
Total revenue	$297,610	100%	$261,247	100%	$229,141	100%
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*Revenue recognized from merchants whose headquarters are in Israel, which is our country of domicile, was $1.3 million, $3.3 million, and $2.4 million for the years ended December 31, 2023, 2022, and 2021, respectively.

The following table summarizes revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2023		2022		2021
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Fraud review service revenue (ASC 606)	$167,278	56%	$156,040	60%	$132,261	58%
Indemnification guarantee service revenue (ASC 460)	130,332	44	105,207	40	96,880	42
Total revenue	$297,610	100%	$261,247	100%	$229,141	100%
We primarily generate revenue from our Chargeback Guarantee offering. Revenue generated from other offerings are not material.
The allocation of consideration between fraud review service revenue and indemnification guarantee service revenue is a function of the fair value of our chargeback guarantee which represents what we would need to pay a third party to relieve ourselves from our obligations under issued guarantees. The fair value of the chargeback guarantee is primarily determined by utilizing the historical percentage of guarantees issued that resulted in a chargeback plus a risk premium fee that we would have incurred from a third-party in order to relieve ourselves from our legal obligation under the guarantee. Refer to Item 5. “Operating and Financial Review and Prospects — Critical Accounting Policies and Estimates.”
Changes in the percentage of revenue that are recorded as fraud review service revenue and indemnification guarantee service revenue are a function of changes in the aforementioned fair value of the chargeback guarantee and changes in the speed in which we resolve chargeback claims which impacts the systematic and rational approach that we utilize to record revenue associated with our guarantee obligation.
Cost to Obtain a Contract
The following table represents a roll-forward of deferred contract acquisition costs:

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Beginning balance	$14,383	$10,365	$6,263
Additions to deferred contract acquisition costs	8,894	9,707	7,744
Amortization of deferred contract acquisition costs	(7,715)	(5,689)	(3,642)
Ending balance	$15,562	$14,383	$10,365
Cost to Fulfill a Contract
The following table represents a roll-forward of deferred contract fulfillment costs that are included within in other assets, noncurrent on the consolidated balance sheets:

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Beginning balance	$3,673	$2,930	$2,166
Additions to deferred contract fulfillment costs	2,635	2,189	1,789
Amortization of deferred contract fulfillment costs	(1,852)	(1,446)	(1,025)
Ending balance	$4,456	$3,673	$2,930